Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A
Account Value [Line Items]
Account Value	$ 10,540	$ 10,035	$ 10,467	$ 11,666	$ 10,892	$ 10,786	$ 10,467	$ 10,328	$ 9,631	$ 9,671	$ 9,575
Class C
Account Value [Line Items]
Account Value	10,293	9,868	10,355	11,632	10,927	10,894	10,642	10,580	9,929	10,037	10,000
Class FI
Account Value [Line Items]
Account Value	11,040	10,513	10,960	12,215	11,397	11,292	10,953	10,803	10,065	10,102	10,000
Class I
Account Value [Line Items]
Account Value	1,137,919	1,080,299	1,122,521	1,248,029	1,159,790	1,145,384	1,107,428	1,088,948	1,011,964	1,013,045	1,000,000
Class IS
Account Value [Line Items]
Account Value	1,148,524	1,089,095	1,130,803	1,256,243	1,166,537	1,150,018	1,110,861	1,091,286	1,012,963	1,013,970	1,000,000
Class R
Account Value [Line Items]
Account Value	10,762	10,289	10,748	12,017	11,226	11,144	10,840	10,721	10,010	10,083	10,000
Class A-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Class A-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,572	10,974	10,639	10,624	10,612	10,421	10,190	10,062	10,018	10,003	10,000
Class C-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Class C-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,572	10,974	10,639	10,624	10,612	10,421	10,190	10,062	10,018	10,003	10,000
Class FI-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Class FI-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,572	10,974	10,639	10,624	10,612	10,421	10,190	10,062	10,018	10,003	10,000
Class I-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	1,132,905	1,118,305	1,142,793	1,245,172	1,250,234	1,142,647	1,073,913	1,077,951	1,061,199	1,030,342	1,000,000
Class I-ICE BofA 3-Month U.S. Treasury Bill [Member]
Account Value [Line Items]
Account Value	1,157,237	1,097,377	1,063,933	1,062,403	1,061,235	1,042,051	1,019,041	1,006,188	1,001,791	1,000,250	1,000,000
Class IS-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	1,132,905	1,118,305	1,142,793	1,245,172	1,250,234	1,142,647	1,073,913	1,077,951	1,061,199	1,030,342	1,000,000
Class IS-ICE BofA 3-Month U.S. Treasury Bill [Member]
Account Value [Line Items]
Account Value	1,157,237	1,097,377	1,063,933	1,062,403	1,061,235	1,042,051	1,019,041	1,006,188	1,001,791	1,000,250	1,000,000
Class R-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Class R-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	$ 11,572	$ 10,974	$ 10,639	$ 10,624	$ 10,612	$ 10,421	$ 10,190	$ 10,062	$ 10,018	$ 10,003	$ 10,000